Other Assets - Other Non-Current Assets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance payments to Zeiss	€ 285,659	€ 224,123
Derivative financial instruments	115,546	30,777
Compensation plan assets	26,172	20,174
Prepaid expenses	6,525	10,950
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445	5,445
Other	5,473	7,090
Other non-current assets	€ 444,820	€ 298,559